UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-08359

The Westport Funds
(Exact name of Registrant as specified in charter)

253 Riverside Avenue
Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr.,
253 Riverside Avenue
Westport, Connecticut 06880
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 3/31/14

FORM N-Q

Item 1.  Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Market Value

Aerospace Products & Services - 8.8%
Precision Castparts Corp.	138,105	$34,907,420

Banks & Thrifts/Financial Services - 1.6%
Banner Corp.	158,213	6,519,958

Business Products & Services - 12.6%
CACI International, Inc.(a)	105,000	7,749,000
PTC, Inc.(a)	432,804	15,334,246
Synopsys, Inc.(a)	699,192	26,855,965
		49,939,211

Consumer Products & Services - 8.4%
Big Lots, Inc.(a)	500,932	18,970,295
Darden Restaurants, Inc.	56,500	2,867,940
Orient-Express Hotels Ltd. - Class A(a)	806,827	11,626,377
		33,464,612

Health Care Products & Services - 11.1%
Universal Health Services, Inc. - Class B	536,545	44,034,248

Industrial Services - 13.8%
DeVry, Inc.	613,242	25,995,328
United Rentals, Inc.(a)	303,759	28,838,880
		54,834,208

Industrial Specialty Products - 20.6%
FEI Company	299,842	30,889,723
IPG Photonics Corp.(a)	386,752	27,490,332
QLogic Corp.(a)	400,000	5,100,000
Rofin-Sinar Technologies, Inc.(a)	150,553	3,607,250
Rogers Corp.(a)	235,953	14,728,186
		81,815,491

Insurance - 18.9%
Arthur J. Gallagher & Company	379,922	18,076,689
Brown & Brown, Inc.	409,261	12,588,868
Radian Group, Inc.	457,989	6,883,575
Willis Group Holdings plc	847,520	37,401,057
		74,950,189

Oil & Gas Producers - 1.7%
Stone Energy Corp.(a)	163,000	6,841,110

Security Products & Services - 2.1%
Checkpoint Systems, Inc.(a)	619,150	8,308,993

TOTAL COMMON STOCKS (Cost $138,204,260)		$395,615,440

MONEY MARKETS - 0.6%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	2,373,878	$2,373,878

TOTAL MONEY MARKETS (Cost $2,373,878)		$2,373,878

TOTAL INVESTMENT SECURITIES - 100.2% (Cost $140,578,138)		$397,989,318
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(862,125)

NET ASSETS - 100.0%		$397,127,193

(a)    Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Market Value

Aerospace Products & Services - 6.2%
Precision Castparts Corp.	133,000	$33,617,080
Rockwell Collins, Inc.	100,000	7,967,000
		41,584,080

Banks & Thrifts/Financial Services - 5.6%
MasterCard, Inc. - Class A	355,000	26,518,500
State Street Corp.	107,500	7,476,625
WSFS Financial Corp.	48,546	3,467,641
		37,462,766

Broadcasting/Cable TV/Advertising - 4.7%
Interpublic Group of Companies, Inc.	932,000	15,974,480
Time Warner, Inc.	230,000	15,025,900
		31,000,380

Business Products & Services - 16.7%
CACI International, Inc.(a)	35,000	2,583,000
Check Point Software Technologies Ltd.(a)	365,000	24,684,950
Copart, Inc.(a)	170,100	6,189,939
PTC, Inc.(a)	650,000	23,029,500
Synopsys, Inc.(a)	572,012	21,970,981
Teradata Corp.(a)	272,840	13,421,000
Trimble Navigation Ltd.(a)	500,000	19,435,000
		111,314,370

Chemicals - 10.6%
Agrium, Inc.	70,700	6,894,664
Air Products & Chemicals, Inc.	157,500	18,748,800
FMC Corp.	380,000	29,092,800
Praxair, Inc.	123,000	16,109,310
		70,845,574

Consumer Products & Services - 6.9%
American Eagle Outfitters, Inc.	275,000	3,366,000
Bed Bath & Beyond, Inc.(a)	90,000	6,192,000
McCormick & Company, Inc.	160,000	11,478,400
PetSmart, Inc.	120,000	8,266,800
Ross Stores, Inc.	230,000	16,456,500
		45,759,700

Health Care Products & Services - 9.7%
AbbVie, Inc.	180,000	9,252,000
CVS Caremark Corp.	192,090	14,379,857
Laboratory Corporation of America Holdings(a)	150,000	14,731,500
Universal Health Services, Inc. - Class B	320,013	26,263,467
		64,626,824

Industrial Services - 2.3%
Republic Services, Inc.	440,000	15,030,400

Industrial Specialty Products - 16.6%
Amphenol Corp.	201,300	18,449,145
FEI Company	166,742	17,177,761
International Rectifier Corp.(a)	120,246	3,294,740
MSC Industrial Direct Company, Inc. - Class A	185,000	16,006,200
Nordson Corp.	199,000	14,027,510
Pall Corp.	272,500	24,380,575
W.W. Grainger, Inc.	70,000	17,686,200
		111,022,131

Insurance - 2.1%
Willis Group Holdings plc	310,000	13,680,300

Medical Products & Services - 6.1%
Abbott Laboratories	200,000	7,702,000
Charles River Laboratories International, Inc.(a)	155,000	9,352,700
Varian Medical Systems, Inc.(a)	285,000	23,937,150
		40,991,850

Oil & Gas Producers - 8.7%
Anadarko Petroleum Corp.	200,000	16,952,000
EOG Resources, Inc.	172,500	33,839,325
Forest Oil Corp.(a)	282,500	539,575
Stone Energy Corp.(a)	162,541	6,821,846
		58,152,746

Transportation - 2.4%
FedEx Corp.	122,500	16,238,600

Utilities - 0.5%
Entergy Corp.	50,000	3,342,500

TOTAL COMMON STOCKS (Cost $381,725,294)		$661,052,221

MONEY MARKETS - 0.9%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	5,718,352	$5,718,352

TOTAL MONEY MARKETS (Cost $5,718,352)		$5,718,352

TOTAL INVESTMENT SECURITIES - 100.0% (Cost $387,443,646)		$666,770,573
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)		290,444

NET ASSETS - 100.0%		$667,061,017

(a)    Non-income producing security.

(b)    Rounds to less than 0.05%.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time).  Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.  Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

Security Transactions – Security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the last business day of the reporting period.  Securities sold are determined on a specific identification basis.

Federal Tax Information – As of March 31, 2014, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

	Westport Select Cap Fund	Westport Fund
Gross Unrealized Appreciation	$259,027,371	$289,456,687
Gross Unrealized Depreciation	$(1,616,191)	$(10,129,760)
Net Unrealized Appreciation	$257,411,180	$279,326,927
Federal Income Tax Cost	$140,578,138	$387,443,646

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Procedures (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds did not hold any Level 2 or Level 3 securities during the period ended March 31, 2014. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Westport Select Cap Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$395,615,440	$-	$-	$395,615,440
Money Markets	2,373,878	-	-	2,373,878
Total	$397,989,318	$-	$-	$397,989,318

Westport Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$661,052,221	$-	$-	$661,052,221
Money Markets	5,718,352	-	-	5,718,352
Total	$666,770,573	$-	$-	$666,770,573

* All sub-categories within common stocks represent Level 1 evaluation status. See Portfolios of Investments for industry categories.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Westport Funds

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	May 27, 2014

By:	/s/ Terry A. Wettergreen
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:	May 27, 2014